NOTE 11 - SUBSEQUENT EVENTS (Quarterly) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2014
Quarterly Report [Member]
NOTE 11 - SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2013 through August 29, 2014.